dividends per share (Tables)	6 Months Ended
Jun. 30, 2026
dividends per share
Schedule of common share dividends declared

Six-month periods ended June 30
(millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2026
Quarter 1 dividend	Mar. 11, 2026	$0.4184	Apr. 1, 2026	$653
Quarter 2 dividend	Jun. 10, 2026	0.4184	July 2, 2026	659
		$0.8368		$1,312
2025
Quarter 1 dividend	Mar. 11, 2025	$0.4023	Apr. 1, 2025	$610
Quarter 2 dividend	Jun. 10, 2025	0.4163	July 2, 2025	634
		$0.8186		$1,244